Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
EVOLUTION METALS LLC [Member]
Derivative Liabilities [Line Items]
Derivative Liabilities

Note 8 — Derivative Liabilities

July Investment Agreement Derivative

The single, compound embedded derivative relating to the financial instruments provided pursuant to the July 2024 investment agreement with an existing holder of the Company’s convertible preferred units (the “July Investment Agreement Derivative”) was re-measured to fair value of $65,803,887 and $53,231,638 at March 31, 2025 and December 31, 2024, respectively (see Note 10). For the three months ended March 31, 2025 and for the period from February 8, 2024 (inception) to March 31, 2024, change in fair value of July Investment Agreement Derivative of $12,572,249 and $0, respectively, were recorded as a component of other income (expense) on the accompanying statement of operations.

Convertible Preferred Unit Issuance

At issuance date, the additional share allocation issuance obligations provided pursuant to the terms of certain of the Company’s convertible preferred units (the “CPU Share Allocation Obligation”) was measured at fair value of $4,703,536 and re-measured to fair value of $4,742,696 (see Note 10), respectively. For the three months ended March 31, 2025 and for the period from February 8, 2024 (inception) to March 31, 2024, a day one loss on issuance of CPU Share Allocation Obligations of $403,536 and $0, respectively, were recorded as a component of other income (expense) on the accompanying statement of operations.

Note 8 — Derivative Liabilities

July Investment Agreement

In July 2024 the Company entered into an investment agreement (the “July Investment Agreement”) with an existing holder of the Company’s convertible preferred units (the “Anchor Investor”), and amended in December 2024, whereby in exchange for $17,500,017 cash consideration (a) the Company committed to issue 17,500,017 units of convertible preferred units with the same rights, preferences and privileges and restrictions as the outstanding convertible preferred units, with a stated conversion rate of 5:1, whereby 3,500,000 shares of New EM common stock would be issued in exchange for the convertible preferred units issued at the closing of the Business Combination (see Note 9), (b) the Company will pass through the economics of the CW Notes to the Anchor Investor, whereby an estimated $25,000,000 cash payment and the shares of New EM stock totaling an estimated $212,500,000 the Company receives at closing of the Business Combination in connection with the conversion of the CW Notes will be transferred to the Anchor Investor, (c) an allocation of shares of New EM common stock valued at 10.0% of the Company’s fully diluted ownership in New EM to the Anchor Investor at closing of the Business Combination. The Company is required to make a $45,000,000 payment to the Anchor Investor at closing of the Business Combination, by either (i) transferring New EM common shares totaling $45,000,000 that were included in the S-4 registration statement that are not subject to a lock up period or (ii) making a $45,000,000 cash payment. Other than the New EM common shares valued at $45,000,000 that may be transferred at closing of the Business Combination, the shares to be transferred to the Anchor Investor will be subject to a lock-up period.

Pursuant to the terms of the July Investment Agreement, the gross investment of the Anchor Investor as of the July Investment agreement will be secured by the managing member’s life insurance policy totaling $2,500,000 and the Anchor Investor will assist the Company with raising an additional $30,000,000 of convertible preferred units from other investors.

Under the July Investment Agreement, the following financial instruments were identified:

•        the Company’s promise to issue the Anchor Investor an estimated $212,500,000 of New EM common shares (the “Anchor Investor Share Issuance Obligation”) at closing of the Business Combination. The Anchor Investor Share Issuance Obligation is recorded as a liability in accordance with ASC 480.

•        the Company’s promise to issue a variable number of New EM common shares to the Anchor Investor equal to 10.0% of the Company’s fully diluted ownership in New EM at closing of the Business Combination (the “Anchor Investor Share Allocation Obligation”). The Anchor Investor Share Allocation Obligation is recorded as a liability in accordance with ASC 480 and ASC 815.

•        the requirement to pay the Anchor Investor $25,000,000 at closing of the Business Combination (the “Anchor Investor Payment Obligation”). The Anchor Investor Payment Obligation is recorded in accordance with ASC 815.

The above financial instruments are accounted for as a single, compound embedded derivative and referred to as the “July Investment Agreement Derivative”. The fair value of the July Investment Agreement Derivative exceeded the proceeds received, and as such the July Investment Agreement Derivative was recorded at fair value with the excess of the fair value over the proceeds recorded as a day one loss on July Investment Agreement

Derivative on the accompanying statement of operations. As of the issuance date and December 31, 2024, the July Investment Agreement Derivative was measured at fair value of $37,660,336 and re-measured to fair value of $52,231,638 at December 31, 2024 (see Note 11). For the period from February 8, 2024 (inception) through December 31, 2024, a day one loss on issuance of July Investment Agreement Derivative of $20,160,319 was recorded as a component of other income (expense) on the accompanying statement of operations.

Convertible Preferred Unit Issuance

Certain convertible preferred unit issuances provide investors with an additional share allocation issuance whereby the investors will receive a variable number of New EM common shares equal to either

•        1.0% of the Company’s fully diluted ownership in New EM at closing of the Business Combination for every additional $2,000,000 investment into the Company’s convertible preferred units the investors purchase; or

•        a pro rata percentage of 1.0% of the Company’s fully diluted ownership in New EM at closing of the Business Combination equal to the percentage of the investor’s investment into the Company’s convertible preferred units the investors purchase divided by $2,000,000

The additional share allocation issuances are collectively referred to as the “CPU Share Allocation Obligations” and are calculated on one of the above methods based on the terms of the investor’s specific convertible preferred unit agreement. The additional share allocation was provided to certain investors as an incentive to make additional future investments into the Company’s convertible preferred units.

For convertible preferred unit issuances where proceeds received from the convertible preferred unit issuances exceeded the fair value of the CPU Share Allocation Obligation, the convertible preferred unit issuances were recorded net of the fair value attributed to the CPU Share Allocation Obligation at issuance.

For convertible preferred unit issuances where the fair value of the CPU Share Allocation Obligation exceeds the proceeds received from the convertible preferred unit issuances, the CPU Share Allocation Obligation was recorded at fair value with the excess of the fair value over the proceeds recorded as a day one loss on CPU Share Allocation Obligation on the accompanying statement of operations.

As of the issuance date and December 31, 2024, the CPU Share Allocation Obligation was measured at fair value of $8,370,647and re-measured to fair value of $10,231,516 (see Note 11), respectively. For the period from February 8, 2024 (inception) through December 31, 2024, a day one loss on issuance of CPU Share Allocation Obligations of $227,994 was recorded as a component of other income (expense) on the accompanying statement of operations.